Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 98,521	$ 124,295
Accounts receivable	3,194	2,316
Other	1,700	1,481
Total current assets	103,415	128,092
Non-current assets
Silver and gold interests	5,423,277	5,919,272
Early deposit - silver and gold interests	21,722	20,064
Royalty interest	9,107	9,107
Long-term investments	95,732	64,621
Investment in associates	2,994
Convertible note receivable	15,777
Other	11,289	12,163
Total non-current assets	5,579,898	6,025,227
Total assets	5,683,313	6,153,319
Current liabilities
Accounts payable and accrued liabilities	12,118	18,062
Current portion of performance share units	0	228
Other	25	767
Total current liabilities	12,143	19,057
Non-current liabilities
Bank debt	770,000	1,193,000
Deferred income taxes	76	262
Performance share units	1,430	1,012
Total non-current liabilities	771,506	1,194,274
Total liabilities	783,649	1,213,331
Shareholders' equity
Issued capital	3,472,029	3,445,914
Reserves	77,007	55,301
Retained earnings	1,350,628	1,438,773
Total shareholders' equity	4,899,664	4,939,988
Total liabilities and shareholders' equity	5,683,313	6,153,319
Commitments and contingencies	$ 0	$ 0